SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue (Details)			1 Months Ended		12 Months Ended
	Apr. 16, 2024 $ / shares	Oct. 29, 2021 USD ($)	Jul. 31, 2021 USD ($) item	Jun. 30, 2021 USD ($)	Jan. 31, 2024 USD ($) contract MT $ / shares $ / T shares	Jan. 31, 2023 USD ($) $ / T shares	Jan. 31, 2022 $ / T shares
Disaggregation of Revenue [Line Items]
Number of units outstanding | shares					13,120,010	13,120,010	13,120,010
Cash and Cash Equivalents
Amount held by the Trust in a money market fund					$ 23,980,448	$ 13,966,500
Revenue from Contract with Customer [Abstract]
Number of members on panel for arbitration | item			3
Litigation settlement, damages			$ 2,312,106
Litigation settlement, interest		$ 521,581		$ 430,710
Pricing adjustment					$ 279,223
Bonus royalty percentage					0.50%
Bonus royalty, gross proceeds percentage					3.00%
Royalty bonuses, price above adjusted threshold price per ton | $ / T					2.00
Accrued income receivable					$ 1,960,358	23,562
Number of customer contracts | contract					1
Net contract asset					$ 451,896
Net contract liability						2,298,121
Contract asset					451,896	0
Contract liability					$ 0	$ 2,298,121
Adjusted threshold price (in dollars per ton) | $ / T					67.75	66.00	62.03
Distribution Declared, Distributions Payable Per Unit | $ / shares	$ 0.29				$ 0
Percentage of fee interest owned by Mesabi Land Trust in the lands subject to the Peters Lease					20.00%
Distributions payable per unit | $ / shares	$ 0.29				$ 0
Minimum
Revenue from Contract with Customer [Abstract]
Bonus royalty, gross proceeds percentage					1.00%
Maximum
Revenue from Contract with Customer [Abstract]
Royalty bonuses, adjusted threshold price | $ / T					10.00
First Million Tons Shipped or Deemed Shipped [Member]
Revenue from Contract with Customer [Abstract]
Royalty earned on tons shipped or deemed shipped, percentage					2.50%
Second Million Tons Shipped or Deemed Shipped [Member]
Revenue from Contract with Customer [Abstract]
Royalty earned on tons shipped or deemed shipped, percentage					3.50%
Third Million Tons Shipped or Deemed Shipped [Member]
Revenue from Contract with Customer [Abstract]
Royalty earned on tons shipped or deemed shipped, percentage					5.00%
Fourth Million Tons Shipped or Deemed Shipped [Member
Revenue from Contract with Customer [Abstract]
Royalty earned on tons shipped or deemed shipped, percentage					5.50%
Beyond Four Million Tons Shipped or Deemed Shipped [Member]
Revenue from Contract with Customer [Abstract]
Royalty earned on tons shipped or deemed shipped, percentage					6.00%
Base Overriding Royalties
Revenue from Contract with Customer [Abstract]
Base overriding royalties, first tier portion percentage					90.00%
Base overriding royalties, first tier shipment ceiling (in million tons) | MT					4
Base overriding royalties, second tier portion percentage					85.00%
Base overriding royalties, second tier shipment ceiling (in million tons) | MT					2
Base overriding royalties, third tier portion percentage					25.00%
Base overriding royalties, third tier shipment threshold (in million tons) | MT					6